INCOME TAXES (Schedule of income tax expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Current:
Federal	$ 69,000	$ (492,000)	$ 501,667
State and City			348,333
Deferred:
Federal	727,000	1,570,000	(187,000)
State and City		(365,000)
Income tax provision	$ 796,000	$ 713,000	$ 541,000